Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2013
Financial Instruments [Abstract]
Schedule Of Amounts Included In Earnings And Other Comprehensive Income

		Gain (Loss) to Earnings			Gain (Loss) to OCI
		2011	2012	2013	2011	2012	2013
	Location
Commodity	Cost of sales	$52	(42)	(15)	(58)	43	(22)
Foreign currency	Sales, cost of sales	33	8	24	(14)	58	4
Foreign currency	Other deductions, net	9	45	(5)
Total		$94	11	4	(72)	101	(18)

Schedule Of Fair Values Of Derivative Contracts Outstanding

	2012		2013
	Assets	Liabilities	Assets	Liabilities
Foreign Currency	$31	8	18	17
Commodity	$9	7	2	8